Operating Segments (Details) - Schedule of Net Revenue and Total Assets Based on Geography - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		$ 19,926,006	$ 18,729,700	$ 57,208,885	$ 53,469,012
Total assets		41,588,013	42,837,799	41,588,013	42,837,799
North and Central America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[1]	11,633,150	10,979,718	33,616,750	31,622,467
Total assets	[1]	17,850,381	33,826,807	17,850,381	33,826,807
South America [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		5,522,770	4,755,130	15,812,391	13,361,329
Total assets		15,352,126	17,650,586	15,352,126	17,650,586
Australia [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		1,645,994	1,478,164	4,467,637	4,158,985
Total assets		4,221,281	3,601,670	4,221,281	3,601,670
Europe [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		1,533,689	1,503,806	4,514,802	4,446,891
Total assets		5,605,971	5,129,745	5,605,971	5,129,745
Others [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		97,597	80,424	273,847	190,822
Total assets		295,385	2,063,529	295,385	2,063,529
Reportable segments [member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue		20,433,200	18,797,242	58,685,427	53,780,494
Total assets		43,325,144	62,272,337	43,325,144	62,272,337
Intercompany elimination [Member]
Schedule of Net Revenue and Total Assets Based on Geography [Line Items]
Net revenue	[2]	(507,194)	(67,542)	(1,476,542)	(311,482)
Total assets	[2]	$ (1,737,131)	$ (19,434,538)	$ (1,737,131)	$ (19,434,538)

[1]	Including the holdings located in Europe that are part of the North American operation.
[2]	Includes intercompany and intersegment transactions.